Long-Term Debt - Term Bank Loans 2 (Details)	6 Months Ended	7 Months Ended						8 Months Ended			11 Months Ended		12 Months Ended
	Jul. 12, 2019 USD ($)	Aug. 09, 2019 USD ($)	Aug. 08, 2019 USD ($)	Aug. 07, 2019 USD ($)	Aug. 05, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jul. 17, 2019 USD ($)	Aug. 28, 2019 USD ($)	Aug. 27, 2019 USD ($)	Aug. 21, 2019 USD ($)	Dec. 10, 2019 USD ($)	Dec. 06, 2019 USD ($)	Dec. 31, 2019	Dec. 19, 2019 USD ($)	Dec. 18, 2019 USD ($)
Amphitrite, Arion and Andromeda Ηandysize vessels
Debt Instrument [Line Items]
Duration of term bank loan	4 years
Debt instrument face amount	$ 26,000,000
Amount drawn down							$ 26,000,000
Number of repayment installments	10
Debt periodic payment													semi-annual
Debt periodic payment amount	$ 2,600,000
Repayment of old loan							$ 19,448,000
Suezmax Tanker (Hull 8041)
Debt Instrument [Line Items]
Duration of term bank loan	7 years
Debt instrument face amount	$ 56,352,000
Amount drawn down						$ 6,979,000
Number of repayment installments	14
Debt periodic payment													semi-annual
Debt periodic payment amount	$ 1,408.8
Debt balloon payment	$ 36,629,000
Thomas Zafiras and Leontios H Αframax tankers
Debt Instrument [Line Items]
Duration of term bank loan					7 years
Debt instrument face amount					$ 72,000,000
Amount drawn down			$ 72,000,000
Number of repayment installments					14
Debt periodic payment													semi-annual
Debt periodic payment amount					$ 2,400,000
Debt balloon payment					$ 38,400,000
Repayment of old loan		$ 64,825,000
Suezmax Tanker (Hull 8042)
Debt Instrument [Line Items]
Duration of term bank loan				10 years
Debt instrument face amount				$ 54,387,000
Amount drawn down		$ 6,733,000
Number of repayment installments				20
Debt periodic payment													semi-annual
Debt periodic payment amount				$ 1,510.7
Debt balloon payment				$ 24,172,000
Elias Tsakos and Oslo TS Αframax tankers
Debt Instrument [Line Items]
Duration of term bank loan										5 years
Debt instrument face amount										$ 71,036,000
Number of loan tranches										2
Elias Tsakos and Oslo TS Αframax tankers | Tranche A
Debt Instrument [Line Items]
Number of repayment installments									14
Debt periodic payment													semi-annual
Debt periodic payment amount									$ 1,200,000
Debt balloon payment									19,200,000
Repayment of old loan									$ 31,212,000
Elias Tsakos and Oslo TS Αframax tankers | Tranche B
Debt Instrument [Line Items]
Number of repayment installments								10
Debt periodic payment													semi-annual
Debt periodic payment amount								$ 1,341,000
Debt balloon payment								21,626,000
Repayment of old loan								$ 35,036,000
Parthenon TS Αframax tanker
Debt Instrument [Line Items]
Duration of term bank loan												5 years
Debt instrument face amount												$ 36,000,000
Amount drawn down											$ 36,000,000
Number of repayment installments												10
Debt periodic payment													semi-annual
Debt periodic payment amount												$ 1,200,000
Debt balloon payment												$ 24,000,000
Repayment of old loan											$ 31,212,000
Eurovision Αframax tanker
Debt Instrument [Line Items]
Duration of term bank loan															5 years
Debt instrument face amount															$ 35,000,000
Amount drawn down														$ 35,000,000
Number of repayment installments															10
Debt periodic payment													semi-annual
Debt periodic payment amount															$ 1,591,000
Debt balloon payment															$ 19,090,000
Repayment of old loan														$ 28,000,000